Eaton Vance

Small-Cap Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	19,463	$1,089,928
Mercury Systems, Inc.(1)	25,854	1,826,585

		$2,916,513

Auto Components — 4.0%
Dana, Inc.	80,014	$1,946,740
Dorman Products, Inc.(1)	19,923	2,044,897
Visteon Corp.(1)	9,147	1,115,477

		$5,107,114

Banks — 11.0%
Commerce Bancshares, Inc.	26,369	$2,020,129
Community Bank System, Inc.	31,380	2,407,474
First Citizens BancShares, Inc., Class A	1,198	1,001,252
Glacier Bancorp, Inc.	22,575	1,288,581
Independent Bank Corp.	16,313	1,373,391
Pinnacle Financial Partners, Inc.	28,203	2,500,478
South State Corp.	28,518	2,238,948
Stock Yards Bancorp, Inc.	25,213	1,287,376

		$14,117,629

Biotechnology — 1.3%
Emergent BioSolutions, Inc.(1)	17,420	$1,618,492

		$1,618,492

Building Products — 4.1%
AZEK Co., Inc. (The)(1)	74,085	$3,115,274
CSW Industrials, Inc.	15,657	2,113,695

		$5,228,969

Capital Markets — 1.1%
Cohen & Steers, Inc.	21,156	$1,382,121

		$1,382,121

Chemicals — 4.0%
Balchem Corp.	14,712	$1,845,032
Valvoline, Inc.	124,913	3,256,482

		$5,101,514

Commercial Services & Supplies — 2.9%
Casella Waste Systems, Inc.(1)	15,342	$975,291
Herman Miller, Inc.	33,860	1,393,339
Kimball International, Inc., Class B	35,723	500,122
Viad Corp.	19,726	823,560

		$3,692,312

Security	Shares	Value
Diversified Consumer Services — 2.4%
Stride, Inc.(1)	17,586	$529,514
Terminix Global Holdings, Inc.(1)	54,661	2,605,690

		$3,135,204

Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	36,628	$1,581,780

		$1,581,780

Equity Real Estate Investment Trusts (REITs) — 6.4%
CubeSmart	51,801	$1,959,632
EastGroup Properties, Inc.	9,424	1,350,271
Essential Properties Realty Trust, Inc.	82,143	1,875,325
Rexford Industrial Realty, Inc.	23,006	1,159,502
STORE Capital Corp.	55,698	1,865,883

		$8,210,613

Food & Staples Retailing — 2.6%
Chefs Warehouse, Inc.(1)	22,954	$699,179
Performance Food Group Co.(1)	45,015	2,593,314

		$3,292,493

Food Products — 1.8%
J&J Snack Foods Corp.	3,674	$576,928
Nomad Foods, Ltd.(1)	61,813	1,697,385

		$2,274,313

Gas Utilities — 1.7%
ONE Gas, Inc.	27,849	$2,141,867

		$2,141,867

Health Care Equipment & Supplies — 6.4%
Envista Holdings Corp.(1)	45,278	$1,847,342
Haemonetics Corp.(1)	19,644	2,180,681
ICU Medical, Inc.(1)	9,608	1,973,868
Integra LifeSciences Holdings Corp.(1)	19,527	1,349,120
Tandem Diabetes Care, Inc.(1)	9,632	850,024

		$8,201,035

Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(1)	9,962	$1,041,926
AMN Healthcare Services, Inc.(1)	19,778	1,457,639
Apria, Inc.(1)	24,398	681,436
Chemed Corp.	5,400	2,483,028
LHC Group, Inc.(1)	12,349	2,361,252
R1 RCM, Inc.(1)	30,156	744,250

		$8,769,531

Security	Shares	Value
Health Care Technology — 1.4%
Inovalon Holdings, Inc., Class A(1)	60,632	$1,744,989

		$1,744,989

Hotels, Restaurants & Leisure — 2.0%
Choice Hotels International, Inc.	14,306	$1,534,891
Wyndham Hotels & Resorts, Inc.	15,236	1,063,168

		$2,598,059

Household Durables — 1.4%
Tempur Sealy International, Inc.	47,915	$1,751,772

		$1,751,772

Independent Power and Renewable Electricity Producers — 0.5%
Sunnova Energy International, Inc.(1)	16,785	$685,164

		$685,164

Insurance — 3.4%
AMERISAFE, Inc.	28,309	$1,811,776
RLI Corp.	8,517	950,242
Selective Insurance Group, Inc.	22,441	1,627,870

		$4,389,888

Interactive Media & Services — 1.2%
CarGurus, Inc.(1)	64,636	$1,540,276

		$1,540,276

IT Services — 0.6%
Euronet Worldwide, Inc.(1)	5,647	$780,980

		$780,980

Leisure Products — 1.1%
Brunswick Corp.	14,147	$1,349,199

		$1,349,199

Machinery — 5.7%
Allison Transmission Holdings, Inc.	36,446	$1,488,090
Lydall, Inc.(1)	15,263	514,974
Middleby Corp.(1)	9,068	1,503,021
Mueller Water Products, Inc., Class A	187,895	2,609,861
Woodward, Inc.	10,236	1,234,769

		$7,350,715

Security	Shares	Value
Marine — 0.9%
Kirby Corp.(1)	18,386	$1,108,308

		$1,108,308

Oil, Gas & Consumable Fuels — 0.5%
PDC Energy, Inc.(1)	18,179	$625,358

		$625,358

Professional Services — 1.6%
CBIZ, Inc.(1)	64,807	$2,116,597

		$2,116,597

Road & Rail — 1.5%
Landstar System, Inc.	11,353	$1,873,926

		$1,873,926

Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc.(1)	11,340	$1,138,423
Silicon Laboratories, Inc.(1)	11,115	1,567,993

		$2,706,416

Software — 6.6%
ACI Worldwide, Inc.(1)	72,799	$2,770,002
Altair Engineering, Inc., Class A(1)	15,907	995,301
CDK Global, Inc.	30,120	1,628,287
Envestnet, Inc.(1)	26,892	1,942,409
nCino, Inc.(1)	10,274	685,482
Olo, Inc., Class A(1)	18,957	500,275

		$8,521,756

Specialty Retail — 3.5%
Asbury Automotive Group, Inc.(1)	2,728	$536,052
Lithia Motors, Inc., Class A	2,684	1,047,002
National Vision Holdings, Inc.(1)	65,068	2,851,930

		$4,434,984

Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings, Ltd.(1)	37,666	$1,920,966
Steven Madden, Ltd.	20,773	774,002

		$2,694,968

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	9,688	$883,255
Herc Holdings, Inc.(1)	10,500	1,063,965

		$1,947,220

Security	Shares	Value
Water Utilities — 1.0%
Middlesex Water Co.	16,995	$1,342,945

		$1,342,945

Total Common Stocks (identified cost $91,176,495)		$126,335,020

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	2,088,149	$2,088,149

Total Short-Term Investments (identified cost $2,088,149)		$2,088,149

Total Investments — 100.2% (identified cost $93,264,644)		$128,423,169

Other Assets, Less Liabilities — (0.2)%		$(252,731)

Net Assets — 100.0%		$128,170,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $2,088,149, which represents 1.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,082,397	$10,059,344	$(10,053,592)	$—	$—	$2,088,149	$571	2,088,149

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$126,335,020	*	$—	$—	$126,335,020
Short-Term Investments	—		2,088,149	—	2,088,149
Total Investments	$126,335,020		$2,088,149	$—	$128,423,169

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.